Acquisitions (Details) (USD $)	0 Months Ended						1 Months Ended		1 Months Ended			9 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended			12 Months Ended
	Jul. 09, 2012 Surgical laser equipment service provider	Oct. 03, 2011 Surgical laser equipment service provider	Jul. 09, 2012 Surgical laser equipment service provider Debt assumed	Jul. 09, 2012 Surgical laser equipment service provider Contingent consideration	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Customer relationships	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Contingent consideration	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Medical Equipment	Jan. 31, 2012 Florida-based laser surgical laser equipment service provider	Jan. 03, 2012 Florida-based laser surgical laser equipment service provider	Jan. 03, 2012 Florida-based laser surgical laser equipment service provider Debt assumed	Sep. 30, 2012 Florida-based laser surgical laser equipment service provider Holdback amounts	Jan. 03, 2012 Florida-based laser surgical laser equipment service provider Holdback amounts	Sep. 30, 2012 Surgical Services (previously, Emergent Group)	Sep. 30, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2010 Surgical Services (previously, Emergent Group)	Apr. 02, 2011 Surgical Services (previously, Emergent Group)	Apr. 01, 2011 Surgical Services (previously, Emergent Group)
Cost of acquired entity
Total purchase price	$ 5,300,000	$ 5,500,000			$ 800,000					$ 16,100,000											$ 65,300,000	$ 65,300,000
Cash paid	2,600,000									11,000,000											60,000,000	60,000,000
Liabilities incurred		500,000	1,000,000	1,700,000			400,000				3,200,000		1,900,000								4,800,000	4,800,000
Holdback amount paid												300,000
Transaction costs																					2,000,000	2,000,000
Cash acquired, netted against transaction costs																					1,500,000	1,500,000
Purchase price allocation
Net working capital	600,000									400,000
Property and equipment	1,100,000							400,000		5,400,000
Goodwill	1,200,000	3,100,000								8,400,000												39,686,000
Intangible assets	2,400,000					300,000				5,300,000
Deferred tax liability										(3,400,000)												(9,523,000)
Debt	(1,000,000)									(3,200,000)
Total purchase price	4,300,000									12,900,000
Other disclosures
Maximum period during which the purchase price allocation becomes finalized from the date of acquisition	1 year								1 year
Period for payment of contingent consideration							4 years
Purchase price of outstanding shares (in dollars per share)																					$ 8.46	$ 8.46
Revenue and net income of acquiree included in consolidated statements of operations
Revenue														25,804,000	16,461,000	37,645,000	25,421,000
Net income (loss) attributable to Surgical Services														(1,848,000)	603,000	(1,940,000)	(1,805,000)
Unaudited supplemental pro forma information
Revenue																		267,043,000	362,985,000	341,717,000
Net loss attributable to Universal Hospital Services, Inc.																		$ (16,027,000)	$ (20,339,000)	$ (34,096,000)